Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	Dreyfus International Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000897469
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
Dreyfus Emerging Markets Fund (Prospectus Summary) | Dreyfus Emerging Markets Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRFMX
Dreyfus Emerging Markets Fund (Prospectus Summary) | Dreyfus Emerging Markets Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCPEX
Dreyfus Emerging Markets Fund (Prospectus Summary) | Dreyfus Emerging Markets Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRPEX